Property, plant and equipment	12 Months Ended
Jan. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment
Property, plant and equipment

Cost	Leasehold improvements £000	Laboratory equipment £000	Office and IT equipment £000	Total £000
At February 1, 2017	9	19	284	312
Acquisition of subsidiary (Note 27)	—	280	49	329
Additions	340	—	173	513
Disposals	(9)		(14)	(23)
Revaluation	—	—	(6)	(6)
At January 31, 2018	340	299	486	1,125
Accumulated depreciation
At February 1, 2017	(9)	(17)	(170)	(196)
Charge for the year	(31)	(19)	(90)	(140)
Disposals	9	—	10	19
Revaluation	—	—	1	1
At January 31, 2018	(31)	(36)	(249)	(316)
Net book value
At February 1, 2017	—	2	114	116
At January 31, 2018	309	263	237	809

Cost	Leasehold improvements £000	Laboratory equipment £000	Office and IT equipment £000	Total £000
At February 1, 2016	9	137	228	374
Additions	—	—	81	81
Disposals	—	(118)	(25)	(143)
At January 31, 2017	9	19	284	312
Accumulated depreciation
At February 1, 2016	(7)	(135)	(149)	(291)
Charge for the year	(2)	—	(46)	(48)
Disposals	—	118	25	143
At January 31, 2017	(9)	(17)	(170)	(196)
Net book value
At February 1, 2016	2	2	79	83
At January 31, 2017	—	2	114	116